SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                    February 25, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

    Re: AllianceBernstein Variable Products Series Fund, Inc. (the "Company") File Nos. 33-18647 and 811-5398
          ---------------------------------------------------------------------

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, the Company hereby submits Post-Effective Amendment No. 50 to the Company's Registration Statement ("PEA# 50"). We are making this filing to comply with the amendments to Form N-1A adopted in Release No. IC-28584 (January 13, 2009). PEA# 50 is marked in accordance with Rule 310 of Regulation S-T to show changes from Post-Effective Amendment No. 49.

For your information, disclosure in a prospectus format similar to the format of disclosure in PEA#50 has previously been reviewed by the Office of Disclosure.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (202) 737-8833.


                                                    Sincerely,


                                                    /s/ Young Seo
                                                    --------------
                                                        Young Seo

Attachment

SK 00250 0292 1076011